Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Subsidiaries Included in Consolidated Financial Statements

			Proportion of Ownership (%)
			December 31
Investor	Investee	Nature of Activities	2019	2020	Remark
ASLAN Pharmaceuticals Limited	ASLAN Pharmaceuticals Pte. Ltd.	Investment holding	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Taiwan Limited	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Australia Pty Ltd	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Hong Kong Limited	New drug research and development	100%	100%
ASLAN Pharmaceuticals Hong Kong Limited	ASLAN Pharmaceuticals (Shanghai) Co. Ltd.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals (USA) Inc.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	Jaguahr Therapeutics Pte. Ltd.	New drug research and development	55%	55%	1

Remarks:

Jaguahr Therapeutics Pte. Ltd. is a subsidiary that has material non-controlling interests. On October 15, 2019, the Company established a joint venture called Jaguahr Therapeutics Pte. Ltd, with Bukwang Pharmaceutical Co., Ltd., to develop antagonists of the aryl hydrocarbon receptor (AhR). The Company owns a 55% controlling stake.

Summary of Subsidiaries That Have Material Non-controlling Interests

Details of subsidiaries that have material non-controlling interests

		Proportion of Ownership and Voting Rights Held by
		Non-controlling Interests
		December 31
Name of Subsidiary	Principal Place of Business	2019	2020
Jaguahr Therapeutics Pte. Ltd.	Singapore	45%	45%

	Profit (Loss) Allocated to		Accumulated
	Non-controlling Interests		Non-controlling interests
	For the Year Ended December 31
	2019	2020	2019	2020
Name of Subsidiary
Jaguahr Therapeutics Pte. Ltd.	$(49,570)	$(773,400)	$1,074,081	$300,681

Summary of Financial Information Before Intragroup Eliminations

The summarized Jaguahr Therapeutics Pte. Ltd. financial information below represents amounts before intragroup eliminations.

	December 31	December 31
	2019	2020
Current assets	$2,463,003	$807,560
Non-current assets	-	-
Current liabilities	(76,155)	(139,378)
Non-current liabilities	-	-
Equity	$2,386,848	$668,182

Equity attributable to:
Stockholders of the Company	$1,312,767	$367,501
Non-controlling interests	1,074,081	300,681
	$2,386,848	$668,182

	For the Year Ended December 31
	2019	2020
Revenue	$-	$-

Loss for the year	$(113,923)	$(1,718,666)
Other comprehensive income (loss) for the year	-	-
Total comprehensive loss for the year	$(113,923)	$(1,718,666)
Loss attributable to:
Stockholders of the Company	$(64,353)	$(945,266)
Non-controlling interests	(49,570)	(773,400)
	$(113,923)	$(1,718,666)
Total comprehensive loss attributable to:
Stockholders of the Company	$(64,353)	$(945,266)
Non-controlling interests	(49,570)	(773,400)
	$(113,923)	$(1,718,666)
Net cash inflow/(outflow) from:
Operating activities	$(1,355,768)	$(1,655,443)
Investing activities	-	-
Financing activities	2,500,771	-
Net cash inflow/(outflow)	$1,145,003	$(1,655,443)